SHAREHOLDERS' EQUITY (Schedule of Assumptions Used to Estimate Fair Value) (Details) - Employee [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yields	0.00%	0.00%	0.00%
Volatility		33.00%	33.00%
Expected term (in years)			4 years 6 months 7 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest	1.35%	2.48%	1.66%
Volatility	33.35%
Expected term (in years)	4 years 2 months 19 days	4 years 3 months 19 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest	2.51%	2.82%	2.00%
Volatility	34.32%
Expected term (in years)	4 years 3 months 4 days	4 years 4 months 20 days